Future Rents And Tenant Concentration (Tables)	12 Months Ended
Apr. 30, 2014
Future Rents [Abstract]
Schedule of future rents
Future Rents
2015	$112,828
2016	93,457
2017	11,172
Thereafter	---
$217,457